SCHEDULE OF MAJOR CUSTOMER BREAKDOWN OF COMPANY’S REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 303	$ 2	$ 665	$ 387
Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues			538
Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues				199
Customer C [Member]
Disaggregation of Revenue [Line Items]
Revenues			$ 65	$ 48